Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2023
Accounts Payable And Accrued Liabilities
Schedule of Accounts Payable And Accrued Liabilities
	March 31, 2023	December 31, 2022
Accounts payable	$10,448,974	$8,376,620
Accrued liabilities	130,710	886,324
Payroll, withholding and sales tax liabilities	830,642	420,072
Cash calls received from JV partner	-	917,064
	11,410,326	$10,600,080